SEMI-ANNUAL REPORT

                                                                May 31, 1997

Key Stock
Index Fund

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KeyFunds

Key Asset Management Inc. (KAM), a subsidiary of KeyCorp, is the investment adviser to Key Mutual Funds, which consists of several different portfolios, one of which, the Key Stock Index Fund (the "Fund"), is included in this semi-annual report. Key Mutual Funds are sponsored and distributed by BISYS Fund Services, which is not affiliated with KeyCorp or its subsidiaries. KAM receives a fee for its services from The Key Mutual
Funds.

Shares of the Funds are not deposits or other obligations of, or guaranteed or endorsed by Key Asset Management Inc., any KeyCorp bank, or their affiliates. Shares of the Fund are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. An investment in mutual fund shares is subject to investment risks, including the possible loss of the principal amount invested.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.

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KeyFunds

KEY STOCK INDEX FUND

Investment
  Review and
    Economic
      Outlook

The stock market has enjoyed a spectacular rise since early April of this year, thanks to near-perfect conditions for financial assets. Economic growth has been satisfactory, fueling healthy job creation and driving unemployment to its lowest level since the early 1970s. Household incomes have risen and consumer confidence has soared. Most encouraging to investors, inflation has remained well-behaved, exhibiting none of the signs of acceleration typical of such robust economic conditions.

This idealized version of capitalism just didn't happen overnight.
It represents the confluence of hundreds (if not thousands) of minor variables that have been tweaked by various shifts in policy, management techniques and consumer attitudes over the years. This fine tuning has been helped enormously by the great strides made in technology and computing, which has allowed the various key players to gather and analyze mountains of data about their respective fiefdoms, whether they be executives of small companies struggling to break into the big leagues, or the Chairman of the Federal Reserve steering the monetary policy of the entire country.

Technology has also had a big role in keeping inflation at bay, even as the economy has expanded beyond the point where historically pricing pressures have become noticeable. Most obviously, it has helped improve productivity, but the impact of technology goes beyond machines that can make three widgets in the time it used to take to make one. Combined with profit-driven managements who are willing to do anything and lay off anyone to enhance their companies' bottom lines, technology has influenced the attitude of workers, many of whom fear that their job could be sacrificed at the altar of technology-driven margin-enhancing change. Fed Chairman Alan Greenspan has referred to this as one of the primary factors explaining the history-defying low level of inflation in the face of declining unemployment.

Though unemployment is now just 5%, and some companies are having to pay up for talent to fill specific positions, there seems to be little in the way of systematic wage pressure, and most companies are not experiencing much trouble filling positions as they open up. Capacity utilization is stuck at around 83%-84%, a little below the 85% level at which point things have historically gotten sticky. Part of the reason is that companies have been using some of their excess cash flow to build new plants, as well as to modernize old ones by installing new technology.

With so many people working, income growth has been OK and confidence has been improving, which has helped keep consumption rising, even though it would be hard to argue that there is any "pent-up" demand left anywhere for anything. Production has also been up in order to meet consumer demand, and while there was an abundance of inventory-building in the first quarter (which added considerably to the almost unbelievable 5.9% real growth posted in that period), inventories are far from out of hand (thank technology again for giving managers the tools to perfect just-in-time techniques that have squeezed inventory-to-sales ratios down to record low levels). Stir in a strong dollar and favorably priced oil, and the low inflation story is just about complete. In econo-speak, this has been a virtuous cycle, one that has managed to avoid the problems and excesses of past periods of prosperity.

Examining corporate performance, one finds margins having risen to mid-1960s levels, thanks once again to the cost-cutting efforts of management across nearly the entire business spectrum. This has helped fuel spectacular growth in earnings over the past five years, the likes of which we've never seen before. Moreover, thanks to low inflation, the "quality" of those earnings is better than it was a few years ago. The shifting emphasis in our economy away from heavy industry towards service and high technology may have permanently raised the overall profitability of corporate America, since the latter have traditionally enjoyed higher margins than the former.

This is especially true in the S&P 500; reviewing the substitutions that have been made over the past several years reveals that the newcomers have tended to be higher margin, higher growth companies than the firms they've replaced, which introduces an upward bias in the composite's valuation statistics. All of the merger activity that has taken place over the years has also helped on the margin front, since such deals tend to lead to reductions in redundant overhead and thus greater profits to the combined entity when compared with the sum of the two independent parts. History tells us that investors are willing to pay a higher multiple for companies whose earnings are of higher quality and derive from higher margins, so the expansion of margins is seen as a doubly good thing.

The market's condition has been enhanced by a number of additional macro/political/economic factors. Perhaps the most important of these is the noteworthy reduction in the Federal budget deficit, which is now estimated to be in the range of $60 to $75 billion and sinking fast. Smaller deficits mean the government is issuing fewer bonds to finance those deficits, and a smaller supply is a good thing in the eyes of the bond market. One more thing worth noting: excluding interest payments on debt already outstanding, the Federal government is operating at a record surplus already. Many bond investors simply reinvest their interest payments in the purchase of more bonds, so that source of demand for bonds is unlikely to go away anytime soon.

Speaking of demand, foreign demand for US Treasury securities is also on the rise. The apparent disarray in the European Community as per its attempts to create a unified currency has likely led some offshore investors to seek the relative safety and stability of the US, where the political scene is calm and the economy is doing well. Once again, greater demand, even if it proves temporary, meeting headlong with decelerating growth in supply is the ideal setting for lower long-term rates, and the bond market has indeed been very strong over the past couple of months.

The bond market has not been the sole arena to host a surge in demand. Following a brief lull, cash flows heading into equity mutual funds have jumped once again in recent weeks, as investors have feared that they may be missing one of the last great bull markets of their lives. Corporations have also been active buyers of their own shares, utilizing some of their abundant free cash (courtesy of those wide margins referred to above). The recent pick-up in merger and acquisition activity completes the demand trifecta, as both strategic and financial buyers have apparently had money burning holes in their pockets.

Another plus for the stock market in recent weeks was the news of a proposed cut in the capital gains tax rate, first announced in early May. Although it raised the specter of a wave of selling by investors eager to cash in some of their massive unrealized capital gains, such selling has yet to materialize. Perhaps investors have read their history books and have realized that stocks have tended to do well in the couple of years after such tax cuts in the past, or perhaps investors are reluctant to pay any taxes, even at the lower rate.
In any case, news of the cut has reinforced the increasingly compelling case for smaller stocks, which have tended to be the best performers of all following past reductions in the capital gains tax rate.*

With so much in its favor, we probably should not be surprised by the market's surge. However, we are concerned that in their euphoria, investors have overlooked valuation as they have poured ever more money into stocks. By every measure we employ, equities are trading at or near record high levels. While valuation by itself rarely causes stocks to decline, and the longer term prospects for stocks remain bright, such high prices leave little room for negative surprises, and foster heightened volatility in the short run (witness the nervous reaction of the stock market to comments by the Japanese prime Minister). In such times, investors are wise to exercise extra care when constructing their portfolios, and to remember that though past performance is no indication of future results, diversification has historically proven to be one of the best ways to preserve capital and to reduce risk.

/s/ Charlie Crane

Charlie Crane

Chief Market Strategist

Key Asset Management Inc.

June 25, 1997

*Past performance is no guarantee of future results.

Note: The views expressed in the Investment Review and Economic Outlook are through June 25, 1997 and are subject to change at any time based on market, economic and other conditions.


                                                        May 31, 1997 (Unaudited)

KEY STOCK INDEX FUND

Statement of Investments


SECURITY                                    SHARES OR              VALUE
DESCRIPTION                                 PRINCIPAL AMOUNT


COMMON STOCKS (63.9%):

Advertising (0.0%):
  Interpublic Group of Cos., Inc.           215                    $    12,873

Aerospace--Defense (1.3%):
  AlliedSignal, Inc.                        749                         57,486
  B.F. Goodrich, Inc.                       142                          6,106
  Boeing Co.                                949                         99,882
  General Dynamics Corp.                    167                         12,504
  Lockheed Martin Corp.                     510                         47,749
  McDonnell Douglas Corp.                   562                         36,179
  Northrop Grumman Corp.                    153                         12,967
  Raytheon Co.                              625                         29,844
  United Technologies Corp.                 628                         50,475

                                                                       353,192

Agriculture (0.1%):
  Pioneer Hi-Bred
    International, Inc.                     218                         15,205

Airlines (0.2%):
  AMR Corp. Delaware<F2>                    241                         23,949
  Delta Air Lines, Inc.                     194                         18,188
  Southwest Airlines Co.                    384                          9,888
  U.S. Airways Group, Inc.<F2>              170                          5,907

                                                                        57,932

Aluminum (0.2%):
  Alcan Aluminum Ltd.                       599                         21,489
  Aluminum Co. of America                   459                         33,794
  Reynolds Metals Co.                       169                         11,471

                                                                        66,754

Apparel--Footwear (0.3%):
  Fruit of the Loom, Inc. Class A<F2>       204                          7,115
  Liz Claiborne, Inc.                       189                          8,623
  Nike, Inc.                                764                         43,548
  Reebok International Ltd.                 147                          6,027
  Stride Rite Corp.                         131                          1,998
  VF Corp.                                  169                         13,203

                                                                        80,514

Automobiles (1.1%):
  Chrysler Corp.                          1,860                         59,055
  Ford Motor Co.                          3,139                        117,713
  General Motors Corp.                    2,002                        114,614
  Navistar International Corp.<F2>          194                          3,225
  PACCAR, Inc.                              204                          9,231

                                                                       303,838

Automotive Parts (0.2%):
  Autoliv, Inc.<F2>                         129                          4,789
  Cummins Engine Co., Inc.                  104                          6,630
  Dana Corp.                                270                          9,754
  Echlin, Inc.                              165                          5,507
  Genuine Parts Co.                         478                         16,013
  ITT Industries, Inc.                      313                          7,747
  TRW, Inc.                                 333                         17,815

                                                                        68,255

Banks (3.7%):
  Bank of New York Co., Inc.              1,039                         44,287
  BankAmerica Corp.                         950                        111,031
  Bankers' Trust New York Corp.             216                         18,279
  Barnett Banks, Inc.                       517                         27,207
  Chase Manhattan Corp.                   1,162                        109,809
  Comerica, Inc.                            286                         17,875
  First Chicago NBD Corp.                   844                         50,007
  First Union Corp.                         751                         64,492
  J.P. Morgan & Co., Inc.                   490                         52,675
  Keycorp                                   597                         32,462
  MBNA Corp.                                884                         29,945
  Mellon Bank Corp.                         343                         30,012
  National City Corp.                       592                         30,488
  NationsBank Corp.                       1,940                        114,218
  Norwest Corp.                             981                         52,483
  PNC Bank Corp.                            888                         37,185
  Republic New York Corp.                   146                         14,564
  SunTrust Banks, Inc.                      591                         31,545
  U.S. Bancorp                              400                         24,550
  Wachovia Corp.                            437                         26,602
  Wells Fargo & Co.                         245                         64,558

                                                                       984,274

Banks--Money Centers Regional (0.9%):
  BankBoston Corp.                          405                         29,565
  Citicorp                                1,227                        140,338
  CoreStates Financial Corp.                379                         31,302
  Fleet Financial Group, Inc.               695                         42,482

                                                                       243,687

Banks--Outside Money Center (0.4%):
  Banc One Corp.                          1,132                         48,959
  Fifth Third Bancorp                       280                         21,630
  First Bank Systems, Inc.                  356                         29,192

                                                                        99,781

Beverages (2.6%):
  Anheuser-Busch Cos., Inc.               1,322                         56,681
  Brown Forman Corp., Class B               183                          9,356
  Coca-Cola Co.                           6,589                        449,699
  Coors Adolph Co., Class B                 100                          2,438
  PepsiCo, Inc.                           4,114                        151,189
  Seagram Co. Ltd.                          982                         39,525

                                                                       708,888

Brokerage Services (0.4%):
  Merrill Lynch & Co., Inc.                 436                         46,216
  Morgan Stanley Group, Inc.                404                         27,270
  Salomon, Inc.                             289                         15,497
  Schwab (Charles) Corp.                    462                         18,503

                                                                       107,486

Building Materials (0.1%):
  Armstrong World Industries, Inc.          109                          7,412
  Centex Corp.                               76                          3,031
  Fleetwood Enterprises, Inc.                94                          2,538
  Kaufman & Broad Home Corp.                103                          1,545
  Masco Corp.                               425                         16,522
  Owens Corning                             138                          5,761
  Pulte Corp.                                61                          1,929

                                                                        38,738

Chemicals--General (1.7%):
  Air Products & Chemicals, Inc.            296                         23,014
  Dow Chemical Co.                          643                         53,610
  E.I. du Pont de Nemours Co.             1,491                        162,333
  Eastman Chemical Co.                      206                         12,257
  Englehard Corp.                           381                          8,239
  FMC Corp.<F2>                              98                          7,056
  Great Lakes Chemical Corp.                164                          8,015
  Hercules, Inc.                            271                         12,703
  Mallinckrodt, Inc.                        196                          7,325
  Monsanto Co.                            1,557                         68,508
  Nalco Chemical Co.                        178                          6,608
  PPG Industries, Inc.                      486                         28,249
  Praxair, Inc.                             414                         21,787
  Rohm & Haas Co.                           169                         14,576
  Sigma-Aldrich Corp.                       265                          8,116
  Union Carbide Corp.                       337                         15,755
  W.R. Grace & Co.                          189                          9,875

                                                                       468,026

Commercial Services (0.8%):
  Automatic Data Processing, Inc.           773                         37,974
  CUC International, Inc.(b)              1,050                         24,150
  Ecolab, Inc.                              171                          7,118
  Eli Lilly & Co.                         1,461                        135,873
  Federal Express Corp.(b)                  302                         15,817

                                                                       220,932

Computers & Peripherals (3.0%):
  3Com Corp.<F2>                            466                         22,601
  Amdahl Corp.<F2>                          321                          3,210
  Apple Computer, Inc.<F2>                  330                          5,486
  Bay Networks, Inc.<F2>                    522                         12,789
  Cabletron Systems, Inc.<F2>               413                         18,172
  Cisco Systems, Inc.<F2>                 1,741                        117,953
  Compaq Computer Corp.<F2>                 717                         77,615
  Computer Sciences Corp.<F2>               203                         15,707
  Data General Corp.<F2>                    106                          2,266
  Dell Computer, Inc.<F2>                   464                         52,200
  Digital Equipment Corp.<F2>               416                         14,924
  EMC Corp.<F2>                             616                         24,563
  Hewlett-Packard Co.                     2,685                        138,277
  Intergraph Corp.<F2>                      126                            890
  International Business
    Machines Corp.                        2,740                        237,010
  Seagate Technology, Inc.<F2>              655                         26,609
  Silicon Graphics, Inc.<F2>                467                          8,815
  Sun Microsystems, Inc.<F2>                975                         31,444
  Tandem Computers, Inc.<F2>                315                          4,489
  Unisys Corp.<F2>                          463                          3,183

                                                                       818,203

Conglomerates (2.8%):
  Corning, Inc.                             605                         30,477
  Crane Co.                                 122                          5,002
  General Electric Co.                    8,720                        526,470
  Minnesota Mining &
    Manufacturing Co.                     1,107                        101,567
  Morton International, Inc.                377                         12,158
  National Service Industries, Inc.         120                          5,265
  Tenneco, Inc.                             452                         20,227
  Textron, Inc.                             219                         25,951
  Westinghouse Electric Corp.             1,600                         32,400
  Whitman Corp.                             275                          6,634

                                                                       766,151

Construction (0.1%):
  Fluor Corp.                               221                         11,685
  Foster Wheeler Corp.                      108                          4,185

                                                                        15,870

Consumer Products (1.3%):
  American Greetings Corp.
    Class A                                 197                          6,748
  Clorox Co.                                137                         17,296
  Colgate-Palmolive Co.                     778                         48,236
  Jostens, Inc.                             101                          2,487
  Newell Co.                                421                         16,103
  Procter & Gamble Co.                    1,799                        248,037

                                                                       338,907

Containers (0.2%):
  Ball Corp.                                 81                          2,359
  Bemis, Inc.                               139                          5,560
  Crown Cork & Seal, Inc.                   340                         19,805
  Rubbermaid, Inc.                          397                         11,067
  Stone Container Corp.                     263                          3,616
  Tupperware Corp.                          165                          5,981

                                                                        48,388

Cosmetics & Related (0.6%):
  Alberto-Culver Co. Class B                148                          4,218
  Avon Products, Inc.                       352                         22,440
  Gillette Co.                            1,469                        130,557
  International Flavor &
    Fragance, Inc.                          292                         12,958

                                                                       170,173

Electrical Equipment (0.4%):
  Emerson Electric Co.                    1,184                         63,936
  General Instrument Corp.(b)               363                          8,803
  Johnson Controls, Inc.                    220                          9,323
  Thomas & Betts Corp.                      141                          7,173
  W.W. Grainger, Inc.                       141                         11,315

                                                                       100,550

Electronic & Electrical--General (1.1%):
  Advanced Micro Devices, Inc.<F2>          362                         14,480
  AMP, Inc.                                 581                         23,894
  EG&G Inc.                                 125                          2,437
  General Signal Corp.                      132                          5,560
  Harris Corp.                              102                          9,040
  Honeywell, Inc.                           336                         24,444
  Motorola, Inc.                          1,570                        104,209
  National Semiconductor Corp.<F2>          369                         10,378
  Rockwell International Corp.              580                         37,410
  Tandy Corp.                               154                          8,316
  Tektronix, Inc.                            87                          4,992
  Texas Instruments, Inc.                   504                         45,297

                                                                       290,457

Entertainment (0.9%):
  Brunswick Corp.                           261                          7,960
  Harrah's Entertainment, Inc.<F2>          272                          5,066
  Hasbro, Inc.                              342                          9,918
  King World Productions, Inc.<F2>           99                          3,725
  Loews Corp.                               305                         29,661
  Viacom Inc., Class B<F2>                  937                         27,817
  Walt Disney Co.                         1,788                        146,392

                                                                       230,539

Financial & Insurance (0.0%):
  MBIA, Inc.                                114                         12,241

Financial Services (2.2%):
  American Express Co.                    1,255                         87,222
  American General Corp.                    539                         23,851
  Beneficial Corp.                          143                          9,188
  Dean Witter Discover & Co.                851                         35,104
  Fannie Mae                              2,892                        126,163
  Federal Home Loan
    Mortgage Corp.                        1,894                         62,502
  First Data Corp.                        1,185                         47,400
  Golden West Financial Corp.               152                         10,298
  Great Western Financial Corp.             365                         17,703
  Green Tree Financial Corp.                364                         12,740
  H.F. Ahmanson & Co.                       279                         11,369
  Household International, Inc.             257                         25,250
  Providian Corp.                           248                         14,849
  TransAmerica Corp.                        175                         15,903
  Travelers, Inc.                         1,692                         92,848

                                                                       592,390

Food Distributors (0.4%):
  Albertsons, Inc.                          665                         22,277
  American Stores Co.                       386                         17,563
  Fleming Cos., Inc.                        100                          1,900
  Giant Food, Inc.                          159                          5,237
  Great Altantic & Pacific Tea, Inc.        101                          2,790
  Kroger Co.<F2>                            668                         17,117
  SUPERVALU, Inc.                           177                          5,907
  Sysco Corp.                               468                         16,322
  Winn-Dixie Stores, Inc.                   398                         15,224

                                                                       104,337

Food Processing & Packaging (1.5%):
  Archer-Daniels-Midland Co.              1,439                         28,780
  Campbell Soup Co.                       1,238                         56,948
  ConAgra, Inc.                             636                         38,240
  CPC International, Inc.                   381                         32,766
  General Mills, Inc.                       428                         27,071
  H.J. Heinz Co.                            975                         41,925
  Hershey Foods Corp.                       407                         22,843
  Kellogg Co.                               558                         41,152
  Quaker Oats Co.                           360                         14,850
  Ralston-Ralston Purina Group              282                         24,041
  Sara Lee Corp.                          1,274                         52,075
  Wm. Wrigley Jr. Co.                       308                         18,249

                                                                       398,940

Forest Products--Lumber & Paper (0.9%):
  Boise Cascade Corp.                       127                          4,826
  Champion International Corp.              253                         12,492
  Georgia Pacific Corp.                     242                         21,356
  International Paper Co.                   795                         38,160
  James River Corp. of Virginia             228                          8,008
  Kimberly-Clark Corp.                    1,496                         74,987
  Louisiana Pacific Corp.                   288                          5,616
  Mead Corp.                                138                          8,797
  Potlatch Corp.                             76                          3,259
  Temple-Inland, Inc.                       147                          8,894
  Union Camp Corp.                          184                          9,660
  Westvaco Corp.                            270                          8,438
  Weyerhaeuser Co.                          525                         26,184
  Willamette Industries, Inc.               146                         10,877

                                                                       241,554

Funeral Services (0.1%):
  Service Corp. International               624                         21,996

Health Care (0.3%):
  Columbia/HCA Healthcare Corp.           1,778                         65,119
  Humana, Inc.<F2>                          431                          9,752

                                                                        74,871

Heavy Machinery (0.4%):
  Case Corp.                                194                         11,446
  Caterpillar Tractor, Inc.                 507                         49,496
  Deere & Co.                               678                         34,663
  Harnischfeger Industries, Inc.            130                          5,574
  Ingersoll Rand Co.                        290                         15,805
  McDermott International, Inc.             145                          4,024

                                                                       121,008

Hotels & Motels (0.3%):
  HFS, Inc.<F2>                             341                         18,371
  Hilton Hotels Corp.                       654                         18,476
  ITT Corp.<F2>                             308                         18,365
  Marriott International, Inc.              339                         19,577

                                                                        74,789

Household Goods--Appliances, Furnishings & Electronics (0.1%):
  Maytag Corp.                              265                          7,089
  Whirlpool Corp.                           196                          9,775

                                                                        16,864

Industrial Goods & Services (0.1%):
  Aeroquip-Vickers, Inc.                     74                          3,210
  Dover Corp.                               298                         17,061

                                                                        20,271

Insurance--Life (0.1%):
  Jefferson Pilot Corp.                     187                         11,898
  USLIFE Corp.                               91                          4,436

                                                                        16,334

Insurance--Multi-Line (1.9%):
  Aetna, Inc.                               400                         40,400
  Allstate Corp.                          1,177                         86,657
  American International
    Group, Inc.                           1,243                        168,271
  Aon Corp.                                 431                         20,987
  CIGNA Corp.                               199                         34,576
  Conseco, Inc.                             467                         18,680
  General Re Corp.                          218                         38,205
  ITT Hartford Group, Inc.                  311                         24,258
  Lincoln National Corp.                    276                         16,802
  Marsh & McLennan Cos., Inc.               190                         25,033
  MGIC Investment Corp.                     156                         13,884
  Safeco Corp.                              334                         14,529
  Torchmark Corp.                           186                         12,206
  USF&G Corp.                               306                          6,579

                                                                       521,067

Insurance--Property, Casualty, Health (0.2%):
  Chubb Corp.                               461                         28,121
  St. Paul Cos., Inc.                       218                         15,614
  UNUM Corp.                                194                         15,350

                                                                        59,085

Machine Tools (0.0%):
  Cincinnati Milacron, Inc.                 106                          2,451
  Giddings & Lewis, Inc.                     88                          1,668

                                                                         4,119

Manufacturing--Capital Goods (0.2%):
  Cooper Industries, Inc.                   320                         16,320
  Illinois Tool Works, Inc.                 656                         32,554
  Parker-Hannifin Corp.                     197                         10,367

                                                                        59,241

Manufacturing--Consumer Goods (0.1%):
  Eaton Corp.                               204                         16,269
  Mattel, Inc.                              720                         21,510

                                                                        37,779

Miscellaneous Manufacturing (0.6%):
  Briggs & Stratton Corp.                    77                          3,975
  Millipore Corp.                           115                          4,960
  NACCO Industries, Inc.                     22                          1,119
  Pall Corp.                                333                          7,867
  Thermo Electron Corp.<F2>                 395                         13,628
  Tyco International Ltd.                   442                         28,067
  Unilever N.V.                             424                         82,150
  Western Atlas, Inc.<F2>                   142                          9,638

                                                                       151,404

Medical Services (0.3%):
  Beverly Enterprises, Inc.<F2>             263                          3,715
  HEALTHSOUTH Corp.<F2>                     834                         19,078
  Manor Care, Inc.                          166                          4,751
  Tenet Healthcare Corp.<F2>                798                         21,945
  United Healthcare Corp.                   487                         27,515

                                                                        77,004

Medical Supplies (0.7%):
  Alza Corp.<F2>                            224                          6,608
  Bard C.R., Inc.                           151                          4,832
  Bausch & Lomb, Inc.                       147                          5,917
  Baxter International, Inc.                723                         38,138
  Becton Dickinson & Co.                    326                         16,056
  Biomet, Inc.                              303                          5,662
  Boston Scientific Corp.<F2>               492                         26,261
  Guidant Corp.                             196                         15,215
  Medtronic, Inc.                           636                         47,064
  St. Jude Medical, Inc.                    214                          7,249
  United States Surgical Corp.              166                          5,602

                                                                       178,604

Metals--Fabrication (0.1%):
  Phelps Dodge Corp.                        172                         14,383
  Timken Co.                                 83                          5,696

                                                                        20,079

Mining (0.1%):
  Asarco, Inc.                              113                          3,517
  Cyprus Amax Minerals Co.                  247                          6,021
  Inco Ltd.                                 446                         14,718

                                                                        24,256

Newspapers (0.4%):
  Dow Jones & Co., Inc.                     256                          9,952
  Gannett Co., Inc.                         373                         34,503
  Knight-Ridder, Inc.                       247                         10,652
  New York Times Co., Class A               256                         11,792
  Times Mirror Co., Class A                 258                         14,480
  Tribune Co.                               326                         14,099

                                                                        95,478

Office Equipment & Supplies (Non-Computer Related) (0.4%):
  Avery Dennison Corp.                      276                         10,385
  Deluxe Corp.                              218                          7,085
  Ikon Office Solutions, Inc.               357                         10,353
  Moore Corp. Ltd.                          264                          5,874
  Pitney Bowes, Inc.                        393                         27,608
  Xerox Corp.                               859                         58,198

                                                                       119,503

Oil & Gas Exploration, Production & Services (1.1%):
  Amerada Hess Corp.                        247                         13,214
  Ashland, Inc.                             172                          8,234
  Burlington Resources, Inc.                331                         15,391
  Coastal Corp.                             279                         13,985
  Columbia Gas System, Inc.                 146                          9,399
  Enron Corp.                               674                         27,466
  ENSERCH Corp.                             184                          3,933
  Helmerich & Payne, Inc.                    66                          3,704
  Kerr-McGee Corp.                          128                          8,287
  Louisana Land & Exploration Co.            90                          4,635
  NorAm Energy Corp.                        364                          5,551
  Occidental Petroleum Corp.                871                         20,251
  ONEOK, Inc.                                72                          2,178
  Oryx Energy Co.<F2>                       278                          6,429
  PanEnergy Corp.                           400                         18,700
  Pennzoil Co.                              123                          6,811
  Rowan Cos., Inc.<F2>                      227                          5,249
  Sante Fe Energy Resources, Inc.<F2>       240                          3,630
  Sonat, Inc.                               228                         13,110
  Sun Co., Inc.                             192                          5,736
  Union Pacific Resources
    Group, Inc.                             661                         19,086
  Unocal Corp.                              663                         28,260
  USX--Marathon Group                       761                         22,640
  Williams Cos., Inc.                       417                         18,378

                                                                       284,257

Oil--Integrated Companies (4.5%):
  Amoco Corp.                             1,317                        117,707
  Atlantic Richfield Co.                    427                         62,128
  Chevron Corp.                           1,728                        120,960
  Exxon Corp.                             6,576                        389,628
  Mobil Corp.                             1,043                        145,890
  Phillips Petroleum Co.                    697                         29,623
  Royal Dutch Petroleum Co. ADR           1,420                        277,255
  Texaco, Inc.                              700                         76,388

                                                                     1,219,579

Oilfield Services & Equipment (0.5%):
  Baker Hughes, Inc.                        385                         14,437
  Dresser Industries, Inc.                  466                         15,961
  Halliburton Co.                           332                         25,689
  Schlumberger Ltd.                         652                         77,670

                                                                       133,757

Paints, Varnishes, Enamels (0.0%):
  Sherwin-Williams Co.                      452                         13,560

Pharmaceuticals (5.3%):
  Abbott Laboratories                     2,057                        129,591
  Allergan, Inc.                            173                          5,125
  American Home Products Corp.            1,691                        128,939
  Amgen, Inc.                               700                         46,812
  Bristol-Myers Squibb Co.                2,652                        194,590
  Cardinal Health, Inc.                     296                         17,242
  Cognizant Corp.                           451                         16,687
  Johnson & Johnson                       3,526                        211,119
  Merck & Co., Inc.                       3,192                        286,881
  Pfizer, Inc.                            1,707                        175,608
  Pharmacia & Upjohn, Inc.                1,345                         46,571
  Schering-Plough Corp.                     978                         88,754
  Warner-Lambert Co.                        718                         72,339

                                                                     1,420,258

Photography (0.3%):
  Eastman Kodak Co.                         882                         73,096
  Polaroid Corp.                            120                          6,120

                                                                        79,216

Pollution Control Services & Equipment (0.2%):
  Browning-Ferris Industries, Inc.          564                         18,471
  Safety-Kleen Corp.                        153                          2,391
  WMX Technologies, Inc.                  1,279                         40,608

                                                                        61,470

Precision Instruments & Related (0.0%):
  Perkin Elmer Corp.                        116                          8,816

Primary Metal & Mineral Production (0.3%):
  Barrick Gold Corp.                        946                         23,887
  Battle Mountain Gold Co.                  595                          3,644
  Echo Bay Mines Ltd.                       369                          2,260
  Freeport-McMoran Copper
    & Gold, Inc., Class B                   512                         14,912
  Homestake Mining Co.                      388                          5,383
  Inland Steel Industries, Inc.             130                          3,201
  Newmont Mining Corp.                      414                         16,184
  Placer Dome, Inc.                         634                         11,571

                                                                        81,042

Publishing (0.4%):
  Dun & Bradstreet Corp.                    451                         11,783
  John H. Harland Co.                        82                          1,876
  McGraw-Hill Cos., Inc.                    263                         14,366
  Meredith Corp.                            142                          3,674
  R.R. Donnelley & Sons Co.                 400                         14,850
  Time Warner, Inc.                       1,506                         70,029

                                                                       116,578

Radio & Television (0.3%):
  Comcast Corp.,
    Class A Special Shares                  864                         15,012
  Tele-Communications, Inc.,
    Class A<F2>                           1,758                         26,590
  U.S. West Media Group<F2>               1,654                         32,873

                                                                        74,475

Railroads (0.5%):
  Burlington Northern
    Santa Fe Corp.                          405                         33,615
  CSX Corp.                                 574                         30,422
  Norfolk Southern Corp.                    331                         32,148
  Union Pacific Corp.                       648                         43,902

                                                                       140,087

Restaurants (0.4%):
  Darden Restaurants, Inc.                  423                          3,543
  McDonald's Corp.                        1,848                         92,862
  Wendy's International, Inc.               342                          7,994

                                                                       104,399

Retail (0.9%):
  Costco Cos., Inc.<F2>                     556                         18,765
  Dayton Hudson Corp.                       574                         27,624
  Kmart Corp.<F2>                         1,283                         17,962
  Wal-Mart Stores, Inc.                   6,074                        180,702
  Woolworth Corp.<F2>                       355                          8,564

                                                                       253,617

Retail--Department Stores (0.6%):
  Dillard Department Stores, Inc.,
    Class A                                 300                         10,125
  Federated Department
    Stores, Inc.<F2>                        551                         20,387
  Harcourt General, Inc.                    188                          8,906
  J. C. Penney Co., Inc.                    654                         33,681
  May Department Stores Co.                 649                         30,584
  Mercantile Stores, Inc.                    98                          5,267
  Nordstrom, Inc.                           212                         10,176
  Sears, Roebuck & Co.                    1,037                         50,943

                                                                       170,069

Retail--Drug Stores (0.3%):
  CVS Corp.                                 451                         21,592
  Longs Drug Stores Corp.                   103                          2,446
  Rite Aid Corp.                            325                         15,113
  Walgreen Co.                              652                         30,481

                                                                        69,632

Retail--Specialty Stores (0.7%):
  AutoZone, Inc.<F2>                        398                          9,303
  Charming Shoppes, Inc.<F2>                279                          1,465
  Circuit City Stores, Inc.                 260                         10,270
  Gap, Inc.                                 739                         25,311
  Home Depot, Inc.                        1,272                         80,136
  Limited, Inc.                             718                         14,539
  Lowe's Cos., Inc.                         458                         18,034
  Pep Boys--Manny, Moe & Jack               160                          5,000
  TJX Cos., Inc.                            206                          9,888
  Toys "R" Us, Inc.<F2>                     769                         23,935

                                                                       197,881

Rubber & Rubber Products Including Tires (0.1%):
  Cooper Tire & Rubber Co.                  202                          4,520
  Goodyear Tire & Rubber Co.                411                         24,043

                                                                        28,563

Semiconductors (1.5%):
  Applied Materials, Inc.<F2>               479                         31,255
  Intel Corp.                             2,173                        329,210
  LSI Logic Corp.<F2>                       341                         14,237
  Micron Technology, Inc.                   555                         23,587

                                                                       398,289

Software & Computer Services (2.1%):
  Autodesk, Inc.                            119                          4,626
  Ceridian Corp.<F2>                        215                          7,901
  Computer Associates
    International, Inc.                     962                         52,670
  Microsoft Corp.<F2>                     3,186                        395,064
  Novell, Inc.<F2>                          916                          7,213
  Oracle Corp.<F2>                        1,790                         83,459
  Parametric Technology Corp.<F2>           296                         13,283
  Shared Medical Systems Corp.               62                          3,286

                                                                       567,502

Steel (0.2%):
  Allegheny Teledyne, Inc.                  462                         11,897
  Armco, Inc.<F2>                           282                          1,058
  Bethlehem Steel Corp.<F2>                 296                          2,960
  Nucor Corp.                               232                         13,688
  USX-U.S. Steel Group, Inc.                224                          7,224
  Worthington Industries, Inc.              256                          4,736

                                                                        41,563

Tax Return Preparation (0.0%):
  H&R Block, Inc.                           275                          9,075

Telecommunications (1.7%):
  AirTouch Communications, Inc.<F2>       1,328                         37,018
  Alltel Corp.                              496                         16,306
  Andrew Corp.<F2>                          241                          6,567
  Bell Atlantic Corp.                     1,159                         81,130
  DSC Communications Corp.<F2>              310                          7,924
  Lucent Technologies, Inc.               1,690                        107,526
  Northern Telecom Ltd.                     684                         57,456
  Scientific-Atlanta, Inc.                  205                          3,716
  Tellabs, Inc.<F2>                         475                         23,869
  U.S. West, Inc.                         1,269                         46,477
  WorldCom, Inc.<F2>                      2,292                         67,901

                                                                       455,890

Textile Manufacturing (0.0%):
  Russell Corp.                             101                          3,093
  Springs Industries, Inc., Class A          53                          2,683

                                                                         5,776

Tobacco & Tobacco Products (1.2%):
  American Brands, Inc.                     451                         22,099
  Philip Morris Cos., Inc.                6,471                        284,724
  UST, Inc.                                 493                         14,051

                                                                       320,874

Tools & Hardware Manufacturing (0.1%):
  Black & Decker Corp.                      250                          8,687
  Snap-On Tools, Inc.                       161                          6,420
  Stanley Works                             235                          9,635

                                                                        24,742

Transportation Leasing & Trucking (0.1%):
  Caliber System, Inc.                      104                          3,328
  Ryder Systems, Inc.                       213                          7,056
  Laidlaw, Inc., Class B                    832                         11,232

                                                                        21,616

Utilities--Electric (1.5%):
  American Electric Power Co.               496                         20,212
  Carolina Power & Light Co.                401                         13,935
  Central & South West Corp.                558                         11,858
  CINergy Corp.                             418                         14,630
  Consolidated Edison Co.
    of New York, Inc.                       622                         18,116
  DTE Energy Co.                            384                         10,224
  Dominion Resources, Inc.                  477                         16,513
  Duke Power Co.                            534                         24,030
  Edison International                    1,147                         26,811
  Entergy Corp.                             611                         16,115
  FPL Group, Inc.                           485                         22,553
  Houston Industries, Inc.                  621                         12,886
  Niagara Mohawk Power Corp.<F2>            382                          3,343
  Northern States Power Co.
    Minnesota                               183                          8,967
  Ohio Edison Co.                           404                          8,585
  PacifiCorp                                780                         15,503
  Peco Energy Co.                           589                         11,191
  PP&L Resources, Inc.                      430                          8,654
  PG&E Corp.                              1,092                         25,252
  Public Service Enterprise Group           631                         15,617
  Raychem Corp.                             117                          8,673
  Southern Co.                            1,784                         37,910
  Texas Utilities Co.                       595                         20,453
  Unicom Corp.                              571                         12,990
  Union Electric Co.                        270                          9,889

                                                                       394,910

Utilities--Electric & Gas (0.1%):
  Baltimore Gas & Electric Co.              391                         10,264
  General Public Utilities Corp.            319                         11,165

                                                                        21,429

Utilities--Natural Gas (0.1%):
  Consolidated Natural Gas Co.              251                         13,334
  Eastern Enterprises                        54                          1,863
  NICOR, Inc.                               132                          4,538
  Pacific Enterprises                       225                          7,369
  Peoples Energy Corp.                       93                          3,302

                                                                        30,406

Utilities--Telecommunications (3.1%):
  Ameritech Corp.                         1,455                         95,303
  AT&T Corp.                              4,291                        158,231
  BellSouth Corp.                         2,625                        119,109
  Frontier Corp.                            433                          7,956
  GTE Corp.                               2,547                        112,386
  MCI Telecommunications Corp.            1,814                         69,612
  NYNEX Corp.                             1,165                         62,619
  SBC Communications, Inc.                2,427                        141,979
  Sprint Corp.                            1,140                         55,718

                                                                       822,913

  Total Common Stocks
    (cost $14,381,027)                                              17,225,068

COMMERCIAL PAPER (34.8%):

Automotive (4.5%):
  General Motors Acceptance Corp.,
    5.54%, 6/3/97<F3>                $1,200,000                      1,200,000

Electrical & Electronic (25.8%):
  General Electric Capital Corp.,
    5.60%, 6/2/97<F3>                 6,573,672                      6,573,672
  General Electric Capital Corp.,
     5.51%, 6/3/97<F3>                  400,000                        400,000

                                                                     6,973,672

Retail Stores (4.5%):
  Sears Acceptance Corp.,
    5.54%, 6/3/97<F3>                 1,200,000                      1,200,000
  Total Commercial Paper
    (cost $9,373,672)<F3>                                            9,373,672

GOVERNMENT SECURITIES (1.1%):

  United States Treasury Bill,
    5.13%, 6/19/97<F3>               $  230,000                    $   229,385
  United States Treasury Bill,
    4.72%, 6/26/97<F3>                   70,000                         69,741

  Total Government Securities
    (cost $299,162)                                                    299,126

  Total (cost $24,053,861)                                         $26,897,866


Percentages are based on net assets of $26,940,388.


<F1> Represents cost for federal income tax purposes and
     differs from value by net unrealized appreciation of securities as follows:

     Unrealized appreciation          $3,021,523
     Unrealized depreciation            (177,518)
     Net unrealized appreciation      $2,844,005

<F2> Non-income producing security.

<F3> Serves as collateral for futures contracts.

At May 31, 1997, the Portfolio's open futures contracts were as follows:
                                                                 Open          Unrealized
     # of                                                      Positions      Appreciation
   Contracts            Contract Type                            (000)           (000)

      19        Long, Standard & Poor's 500 Index
                  Futures Contract,expiring June 19, 1997        $8,081          $445


See accompanying Notes to Financial Statements


                                                                                                    May 31, 1997 (Unaudited)

KEY STOCK INDEX FUND

Statement of Assets and Liabilities



ASSETS
  Investments, at value (cost $24,053,861)                                      $26,897,866
  Dividend and interest receivable                                                   91,671
  Deferred organization costs                                                        26,210
  Prepaid expenses and other assets                                                  41,395

       Total Assets                                                              27,057,142

LIABILITIES
  Payable to brokers for investments purchased                                       43,991
  Payable for organization costs                                                     30,000
  Accrued expenses and other liabilities:
    Custodian, accounting and transfer agent fees                                    27,506
    Legal and audit fees                                                             14,030
    Printing fees                                                                       724
    Other                                                                               503

       Total Liabilities                                                            116,754

  NET ASSETS--Applicable for 2,178,760 shares of capital stock outstanding
              (1 billion shares authorized)                                     $26,940,388

NET ASSETS
  Paid in Capital                                                                23,065,999
  Undistributed net investment income                                               168,788
  Net unrealized appreciation/(depreciation) on investments                       2,844,005
  Net unrealized appreciation/(depreciation) on futures                             445,265
  Accumulated undistributed net realized gains from investment transactions         416,331

NET ASSETS                                                                      $26,940,388

NET ASSET VALUE--OFFERING AND REDEMPTION PRICE PER SHARE                        $     12.37


See accompanying Notes to Financial Statements


                                                                    For the Period Ended May 31, 1997 (Unaudited)

KEY STOCK INDEX FUND

Statement of Operations



INVESTMENT INCOME
  Dividend income (includes foreign withholding tax of $164)                    $  148,731
  Interest income                                                                  147,743

       Total Income                                                                296,474

EXPENSES
  Investment advisory fees                                                          10,348
  Administration fees                                                               15,522
  Accounting fees                                                                   35,810
  Custodian fees                                                                    49,077
  Legal and audit fees                                                              24,404
  Organization costs                                                                 3,676
  Trustees' fees and expenses                                                        2,078
  Transfer agent fees                                                                4,911
  Registration and filing fees                                                       9,594
  Printing fees                                                                      1,639
  Other expenses                                                                     3,852

       Total expenses before expense waivers and reimbursements                    160,911
  Less: Expense waivers                                                            (27,722)
  Less: Expense reimbursements                                                    (133,189)

       Net Expenses                                                                     (0)

NET INVESTMENT INCOME                                                              296,474

REALIZED GAINS/(LOSSES) FROM INVESTMENTS
  Net realized gains from investment transactions                                  553,088
  Net change in unrealized appreciation/(depreciation) on investments            1,887,083
  Net change in unrealized appreciation/(depreciation) on futures                   61,770

       Net realized/unrealized gains on investments                              2,501,941

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                  $2,798,415


See accompanying Notes to Financial Statements


                                                                                                                   (Unaudited)

KEY STOCK INDEX FUND

Statement of Changes in Net Assets


                                                                                Six Months                    Period
                                                                                Ended                         Ended
                                                                                May 31,                       November 30,
                                                                                1997                          1996<F1>

FROM INVESTMENT ACTIVITIES
  Operations:
    Net investment income                                                       $   296,474                    $   122,759
    Net realized gains from investment transactions                                 553,088                         15,857
    Net change in unrealized appreciation/(depreciation) from investments         1,887,083                        956,922
    Net change in unrealized appreciation/(depreciation) on futures                  61,770                        383,495

  Change in net assets resulting from operations                                  2,798,415                      1,479,033

DIVIDENDS TO SHAREHOLDERS
  From net investment income                                                       (197,466)                       (52,979)
  From net realized gains                                                          (152,614)                            --

  Change in net assets from distributions to shareholders                          (350,080)                       (52,979)

CAPITAL STOCK TRANSACTIONS
  Proceeds from shares issued                                                    12,134,771                     18,614,362
  Dividends reinvested                                                               58,894                         52,979
  Cost of shares redeemed                                                        (3,625,607)                    (4,169,400)

  Change in net assets from capital stock transactions                            8,568,058                     14,497,941

  Change in net assets                                                           11,016,393                     15,923,995

NET ASSETS
  Beginning of period                                                            15,923,995                             --
  End of period                                                                 $26,940,388                    $15,923,995

SHARE TRANSACTIONS
  Issued                                                                          1,068,182                      1,822,175
  Reinvested                                                                          5,188                          5,225
  Redeemed                                                                         (321,686)                      (400,324)

  Change in shares                                                                  751,684                      1,427,076


<F1> For the period July 1, 1996 (commencement of operations) through November 30, 1996.


See accompanying Notes to Financial Statements


                                                                                                                   (Unaudited)

KEY STOCK INDEX FUND

Financial Highlights


                                                                                Six Months                    Period
                                                                                Ended                         Ended
                                                                                May 31,                       November 30,
                                                                                1997                          1996<F2>

NET ASSET VALUE, BEGINNING OF PERIOD                                            $ 11.16                       $ 10.00

Investment Activities:
  Net investment income                                                            0.15                          0.11
  Net realized and unrealized gains on investments and futures                     1.28                          1.11

       Total from Investment Activities                                            1.43                          1.22

Distributions:
  Net investment income                                                           (0.12)                        (0.06)
  Net realized gains                                                              (0.10)                           --

       Total Distributions                                                        (0.22)                           --

NET ASSET VALUE, END OF PERIOD                                                  $ 12.37                       $ 11.16

Total Return                                                                      12.99%<F3>                    12.29%<F3>

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                 $26,940                       $15,924
Ratio of expenses to average net assets                                            0.00%<F4>                     0.00%<F4>
Ratio of net investment income to average net assets                               2.86%<F4>                     3.33%<F4>
Ratio of expenses to average net assets<F1>                                        1.54%<F4>                     3.27%<F4>
Ratio of net investment income to average net assets<F1>                           1.33%<F4>                     0.06%<F4>
Portfolio Turnover                                                                 1.63%                         0.60%
Average Commisson Rate                                                          $0.0023                       $0.0166


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> For the period July 1, 1996 (commencement of operations) through November 30, 1996.

<F3> Not annualized.

<F4> Annualized.


See accompanying Notes to Financial Statements

                                                     May 31, 1997 (Unaudited)

KEY STOCK INDEX FUND

Notes to Financial Statements

NOTE 1

Organization

The KeyFunds (collectively, the "Company") were organized on May 26,
1983, and are registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end investment company established as a Maryland Corporation. The Company, incorporated under the name
SBSF Funds, Inc., is currently doing business under the name "Key
Mutual Funds." The Company has 25 billion authorized shares of $.01 par value capital stock. The Company presently offers shares of the Key Stock Index Fund, SBSF Fund, SBSF Convertible Securities Fund,
SBSF Capital Growth Fund, Key Money Market Mutual Fund, KeyChoice
Growth Fund, KeyChoice Moderate Growth Fund, and KeyChoice Income
& Growth Fund. The accompanying financial statements refer only to the Key Stock Index Fund (the "Fund").

The investment objective of the Key Stock Index Fund is to seek to provide long-term capital appreciation by attempting to match the investment performance of the Standard & Poor's 500 Composite Stock Index (the "S&P 500" or the "Index")1. Under normal market conditions the Stock Index Fund will attempt to duplicate the capital performance and dividend income of the S&P 500 Index by investing primarily in the stocks which compose the S&P 500 Index and secondarily in stock index futures, while minimizing transaction costs.

1"Standard & Poor's 500" is a registered service mark of Standard
& Poor's Corporation, which does not sponsor and is in no way affiliated with the Stock Index Fund.

NOTE 2

Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a) Securities Valuation

Securities traded on a national securities exchange or the NASDAQ
National Market are valued as of the close of the New York Exchange, which is normally 4:00 p.m. (Eastern Time) on each business day of the Fund. Listed and unlisted securities for which such information is regularly reported are valued at the last sales price, or in the absence of sales, at the mean between the most recent bid and asked price. Listed debt securities and over-the-counter securities are valued at the mean between the most recent bid and asked price. Securities for which quotations are not readily available and any other assets are valued at fair value as determined in good faith under the supervision of the Board of Directors. Short-term investments with maturities of sixty days or less are valued at amortized cost, which approximates market value.

(b) Securities Transactions and Related Income

Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date, net of foreign taxes withheld. Gains or losses realized on sales of securities are determined by using the specific identification method.

(c) Repurchase Agreements

The Fund may acquire repurchase agreements from financial institutions such as banks and broker-dealers which the Fund's investment adviser deems creditworthy under guidelines approved by the Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Fund securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

(d) Futures Contracts

The Key Stock Index Fund may enter into stock index futures contracts and purchase or sell options on any such futures contracts and may engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The Fund will use stock index futures contracts as a temporary substitute for taking positions in the securities that comprise the S&P 500 Index.
The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities.
The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the Fund's ability to hedge effectively against exchange rates and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

(e) Securities Purchased on a When-Issued Basis

The Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby, involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time the Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Funds maintain cash and marketable securities at least equal in value to commitments for when-issued securities. Securities purchased on a when-issued basis do not earn income until settlement date.

(f) Dividends to Shareholders

Dividends from net investment income are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends from net investment income and from net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, foreign currency transactions, expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences are reflected in the components of net assets.

(g) Federal Income Taxes

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

(h) Organizational Expense

Costs incurred in connection with the organization of the Key Stock Index Fund are being amortized on a straight-line basis over a period not to exceed sixty months from the date the Fund commenced operations.

(i) Other

Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Key Funds are prorated to each Fund on the basis of relative net assets or other appropriate basis. Fees paid under a Fund's shareholder servicing or distribution plans are borne by that Fund's shares.

NOTE 3

Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term securities) for the period ended May 31, 1997 were as follows:

                                                 Purchases      Sales

Key Stock Index Fund                             $5,810,359     $242,201

NOTE 4

Investment Advisory and Administration Fees and Transactions with
Affiliates

(a) Investment Advisory, Custodian and Administration Fees

The investment adviser to the Fund is Key Asset Management Inc. ("KAM" or the "Adviser"), a New York corporation that is registered as an investment adviser with the SEC. The Adviser is a wholly owned subsidiary of KeyBank National Association, which is a wholly owned subsidiary of KeyCorp.

On February 28, 1997, KAM became the surviving corporation after the reorganization of the following four indirect investment adviser subsidiaries of KeyCorp: Spears, Benzak, Salomon & Farrell, Inc. ("SBSF"), KeyCorp
Mutual Fund Advisers, Inc., Society Asset Management, Inc., and Applied Technology Investments, Inc. Pursuant to the terms of the reorganization, the subsidiaries identified above were merged into SBSF and SBSF then changed its name to Key Asset Management Inc. Under the terms of the investment advisory agreement, the Adviser is entitled to receive fees equal to 0.10% of the Fund's average daily net assets. KeyTrust
Company of Ohio, N.A., an affiliate of the adviser, serving as custodian for all of the Funds, is entitled to receive custodian fees in addition to reimbursement of actual out-of-pocket expenses incurred.

BISYS Fund Services (the "Administrator"), an indirect, wholly-owned subsidiary of The BISYS Group, Inc. ("BISYS") serves as the administrator and distributor of the Fund. Certain officers of the Fund are affiliated with BISYS. Such officers receive no direct payments or fees from the Fund for serving as officers of the Fund.

Under the terms of the administration agreement, the Administrator's fee is computed at the annual rate of 0.15% of the average daily net assets of the Fund. BISYS Fund Services, Ohio Inc., an affiliate of BISYS, serves the Fund as Mutual Fund Accountant. Under the terms of the Fund Accounting Agreement, the Company's fee is based on a percentage of average daily net assets with a minimum monthly fee of of $2,500. The Fund Accounting fees are currently being reimbursed.

Fees may be voluntarily reduced to assist the Fund in maintaining competitive expense ratios.

Additional information regarding related party transactions for the Fund is as follows for the six months ended May 31, 1997:



    Investment          Administration
    Advisory Fees       Fees                Custody Fees        Expenses
    Voluntarily         Voluntarily         Voluntarily         Reimbursed
    Reduced             Reduced             Reduced             by Distributor


     $10,348            $15,522             $1,852             $133,189


(b) Directors' Fees

Fees of $7,500 per annum, and $750 per meeting, are paid to each director of the Company.

NOTE 5

Concentration of Credit Risk

The Key Stock Index Fund invests primarily in equity obligations.
Under normal market conditions, the Fund may invest up to 20% of its respective total assets, subject to certain exceptions, in preferred stocks, investment-grade corporate bonds and notes, warrants, and high quality short-term debt obligations (including variable amount master demand notes), bankers' acceptances, certificates of deposit, commercial paper, repurchase agreements, reverse repurchase agreements, obligations issued or guaranteed by the U. S. Government, its agencies and instrumentalities, and demand and time deposits of domestic and foreign banks and savings and loan associations. To the extent that a significant portion of the assets of the Fund are invested in such securities, the Fund's tracking error relative to its benchmark index may increase.

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2 KF/KSIF-SEM (5/97)